Material gain or loss - Summary of Material Gain or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Loss [Line Items]
Research and development costs expensed	$ (10,307)	$ (13,599,000)	$ (22,484,000)
Amortization - Intangible assets	(278,086)	(201,634,000)	(177,857,000)
Depreciation - Property, plant and equipment	(16,360,000)	(15,533,000)	(12,094,000)
Depreciation - Right-of-use assets	(38,329,000)	(34,031,000)	(27,272,000)
Impairment losses on intangible assets	(116,787,000)	(11,779,000)	(36,269,000)
Impairment loss recognised in profit or loss, property, plant and equipment	(8,424,000)	0	(757,000)
Impairment losses on right-of-use assets	(11,521,000)	0	(2,234,000)
Transaction related legal and advisory expenses	(29,171,000)	(18,596,000)	(24,598,000)
Gains/(losses) on items at present value remeasurements	638,987,000	384,122,000	288,853,000
Gains related to conversion of convertible notes	0	78,467,000	0
Gain/(loss) on items held at fair value and remeasurements	1,298,612,000	2,023,743,000	(2,643,573,000)
Convertible Notes
Profit Loss [Line Items]
Gain/(loss) on items held at fair value and remeasurements	667,028,000	1,560,370,000	(2,354,720,000)
Gain Loss Arising From Derecognition	$ (27,251,000)	$ (0)	$ (0)